Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total Current Assets	$ 621,413	$ 2,171,553	$ 278,452
TOTAL ASSETS	13,351,030	46,881,358	238,262,965
Current liabilities:
Accounts payable	217,923	99,468	97,987
Accrued expenses	444,950	2,251,823	681,395
Total Current Liabilities	3,738,102	4,980,018	1,207,979
TOTAL LIABILITIES	4,202,102	5,560,518	1,735,029
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(4,226,914)	(4,150,511)	(1,457,152)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,351,030	46,881,358	238,262,965
Angel Studios, Inc. CIK: 0001671941
Current assets:
Cash and cash equivalents	4,386,163	25,201,425	10,721,628
Accounts receivable, net	7,601,364	24,140,903	7,189,526
Current portion of long-term licensing receivables, net	10,970,223	7,851,505
Physical media inventory	3,123,213	2,843,681	500,680
Current portion of notes receivable	501,125	707,508	2,189,596
Prepaid expenses and other	5,307,271	4,316,577	1,620,547
Total Current Assets	31,889,359	65,061,599	22,221,977
Certificate of deposit			154,187
Property and equipment, net	1,062,114	1,212,056	1,331,647
Notes receivable, net of current portion	4,372,004	4,502,079	4,743,695
Long-term licensing receivables, net	14,022,553	11,279,260
Content, net		1,389,588	1,227,675
Intangibles, net	1,950,715	1,987,190	2,060,139
Digital assets	9,916,000	2,961,790	2,846,825
Investments in affiliates	4,502,586	4,503,153	2,773,399
Operating lease right-of-use assets	3,079,978	1,286,237	1,952,890
Other long-term assets	8,493,311	4,075,243	74,924
TOTAL ASSETS	73,765,284	98,258,195	39,387,358
Current liabilities:
Accounts payable	2,028,651	3,169,248	1,018,843
Accrued expenses	9,520,353	6,297,230	3,800,241
Current portion of accrued licensing royalties	21,795,345	25,958,085	3,094,538
Notes payable	3,542,680	4,160,277	2,000,000
Current portion of operating lease liabilities	635,379	364,633	652,265
Deferred revenue	7,689,479	3,920,648	633,635
Current portion of accrued settlement costs	266,735	253,882	230,005
Total Current Liabilities	45,478,622	44,124,003	11,429,527
Accrued settlement costs, net of current portion	4,235,312	4,371,972	4,625,854
Accrued licensing royalties, long-term	9,370,043	9,125,409
Operating lease liabilities, net of current portion	2,502,299	961,151	1,330,815
TOTAL LIABILITIES	61,586,276	58,582,535	17,386,196
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 25,667,960 and 24,991,300 shares issued and outstanding, respectively	25,668	24,991	24,272
Additional paid-in capital	59,750,371	49,875,530	41,215,939
Noncontrolling interests	(194,880)	(151,670)
Accumulated deficit	(47,402,151)	(10,073,191)	(19,239,049)
Total stockholders' equity	12,179,008	39,675,660	22,001,162
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 73,765,284	$ 98,258,195	$ 39,387,358